9. and 10. Intangible Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
And 10. Intangible Assets Tables
Schedule of intangible assets
	June 30,	December 31,
	2015	2014
Other intangibles	$714,658	$714,658
Non-competition agreement	500,000	500,000
Less: accumulated amortization	(1,099,601)	(945,509)
Intangible assets, net	$115,057	$269,149

The intangible assets will be amortized over 24 months using the straight line method.

	December 31,	December 31,
	2014	2013
Other intangibles	$714,658	$160,000
Non-competition agreement	500,000	500,000
Less: accumulated amortization	(945,509)	(354,022)
Intangible assets, net	$269,149	$305,978